Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables as of December 31, 2024 and December 31, 2023 consisted of the following:

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Accrued expenses	$1,220,901	$1,016,491
Other payables	$1,262,704	$756,423
Total accrued expenses and other payables	$2,483,605	$1,772,914